LONG TERM DEBT - Schedule of Long Term Debt (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Total long term debt	€ 5,188	€ 5,759
Less current portion	(1,601)	(830)
Total long-term portion	3,587	4,930
France
Total long term debt	4,593	4,848
Japan
Total long term debt	558	786
Germany
Total long term debt	28	111
Korea
Total long term debt	€ 8	11
Malaysia
Total long term debt		€ 3